Note 11 - Other Income and Other Expense	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]

Note 11. Other Income and Other Expense

(in thousands)

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2022	2021	2020

BOLI Insurance	$444	$517	$506
Mortgage Loan Origination Income	652	1,305	1,310
Other Income	1,625	1,208	857

Total Other Income	$2,721	$3,030	$2,673

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the years ended December 31:

Other Expense	2022	2021	2020

Advertising	$610	$573	$642
Office supplies	1,016	1,007	1,171
Professional fees	1,144	1,039	1,027
FDIC and state assessment	830	879	669
Technology expense	441	520	578
Postage and freight	588	618	548
Loan collection expense	28	89	236
Other losses	442	295	291
Debit card/ATM expense	799	733	612
Other expenses	3,169	3,086	2,586

Total Other Expense	$9,067	$8,839	$8,360